Acquisition of Piranema Spirit - Fair Values of Assets Acquired and Liabilities Assumed by Partnership (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Nov. 30, 2011 Piranema Spirit [Member]
ASSETS
Cash and cash equivalents			$ 2,439
Other current assets			5,308
Vessels and equipment			292,242
Other assets - long-term			659
Total assets acquired			300,648
LIABILITIES
Current liabilities			8,458
In-process revenue contracts	113,202	101,294	127,900
Total liabilities assumed			136,358
Net assets acquired			164,290
Cash consideration			164,290
Net cash consideration	$ 161,851		$ 161,851